Accumulated Other Comprehensive Loss Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS
ACCUMULATED OTHER COMPREHENSIVE LOSS
The following table summarizes the changes in the Company’s accumulated other comprehensive loss (AOCI), net of tax, by component for the year ended December 31:

	Translation	Foreign Currency Hedges	Interest Rate Hedges	Pension and Other Post-Retirement Benefits	Unrealized Gain on Securities, Net	Other	Accumulated Other Comprehensive Loss
Balance at December 31, 2013	$(2.4)	$(1.9)	$(1.0)	$(52.0)	$2.7	$0.3	$(54.3)
Other comprehensive (loss) income before reclassifications (1)	(72.5)	0.5	0.7	(63.7)	(0.5)	—	(135.5)
Amounts reclassified from AOCI	—	—	(0.2)	1.7	(2.2)	—	(0.7)
Net current period other comprehensive (loss) income	(72.5)	0.5	0.5	(62.0)	(2.7)	—	(136.2)
Balance at December 31, 2014	$(74.9)	$(1.4)	$(0.5)	$(114.0)	$—	$0.3	$(190.5)
Other comprehensive (loss) income before reclassifications (1)	(140.7)	6.4	0.8	2.1	—	0.1	(131.3)
Amounts reclassified from AOCI	—	—	(0.4)	4.1	—	—	3.7
Net current period other comprehensive (loss) income	(140.7)	6.4	0.4	6.2	—	0.1	(127.6)
Balance at December 31, 2015	$(215.6)	$5.0	$(0.1)	$(107.8)	$—	$0.4	$(318.1)

(1)
Other comprehensive (loss) income before reclassifications within the translation component excludes losses of $0.6 and $1.2 and translation attributable to noncontrolling interests for December 31, 2015 and 2014, respectively.

The following table summarizes the details about amounts reclassified from AOCI for the year ended December 31:

	2015	2014
	Amount Reclassified from AOCI	Amount Reclassified from AOCI	Affected Line Item in the Statement of Operations
Interest rate hedges (net of tax of $0.2 and $0.1, respectively)	$(0.4)	$(0.2)	Interest expense
Pension and post-retirement benefits:
Net prior service benefit amortization (net of tax of $0.1 and $0.1, respectively)	(0.1)	(0.3)	(1)
Net actuarial losses recognized during the year (net of tax of $(2.7) and $(1.2), respectively)	4.2	2.0	(1)
	4.1	1.7
Unrealized loss on securities (net of tax of $(0.0) and $(0.0), respectively)	—	(2.2)	Investment income
Total reclassifications for the period	$3.7	$(0.7)

(1)	Pension and other post-retirement benefits AOCI components are included in the computation of net periodic benefit cost (refer to note 13 to the consolidated financial statements).